Equity (Details) - Schedule of Restricted Stock Unit - Restricted Stock Units (RSUs) [Member] - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Restricted Stock Unit [Line Items]
Outstanding, Balance	65,000	2,000,000
RSUs granted		65,000	2,000,000
RSUs released
RSUs forfeited	(65,000)	(2,000,000)
Outstanding, Balance	0	65,000	2,000,000